CORPORATE INFORMATION (Details)	Mar. 31, 2026 subsidiary	Sep. 19, 2024 shares
Corporate information and statement of IFRS compliance [abstract]
Number of subsidiaries | subsidiary	6
Share consolidation, new shares issued (in shares)		1
Share consolidation, shares issued previously (in shares)		38